Revenue - Summary of Revenue Disaggregated by Service Type, and Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 1,339,151	$ 1,385,294	$ 1,305,974
Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,948,288	1,750,978	1,522,285
Master services agreement | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,490,009	1,383,377	1,102,412
Bid contract | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	458,279	367,601	419,873
Unit price contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,356,640	1,380,256	1,258,419
Fixed price contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	157,701	112,924	117,298
Time and materials contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	433,947	257,798	146,568
Gas infrastructure services | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,261,160	1,238,974	1,123,682
Electric power infrastructure services | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	411,826	247,717	32,629
Other | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 275,302	$ 264,287	$ 365,974